Other Comprehensive Income (Schedule Of Comprehensive Income (Loss)) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Other Comprehensive Income (Loss) [Abstract]
Foreign currency translation adjustments, Before-tax amount	¥ 1,422	¥ (3,231)	¥ (2,614)
Net unrealized gains (losses) arising during the year, Before-tax amount	(509)	(540)	1,224
Less reclassification adjustments for net gains (losses) realized in earnings, Before-tax amount	1,267	423	57
Net unrealized gains (losses), Before-tax amount	758	(117)	1,281
Pension related adjustment, Before-tax amount	(7,191)	(121)	1,566
Other comprehensive income (loss), Before-tax amount	(5,011)	(3,469)	233
Net unrealized gains (losses) arising during the year, Tax (expense) or benefit	293	229	(482)
Less reclassification adjustments for net gains (losses) realized in earnings, Tax (expense) or benefit	(449)	(171)	(23)
Net unrealized gains (losses), Tax (expense) or benefit	(156)	58	(505)
Pension related adjustment, Tax (expense) or benefit	863
Other comprehensive income (loss), Tax (expense) or benefit	707	58	(505)
Foreign currency translation adjustments, Net-of-tax amount	1,422	(3,231)	(2,614)
Net unrealized gains (losses) arising during the year, Net-of-tax amount	(216)	(311)	742
Less reclassification adjustments for net gains (losses) realized in earnings, Net-of-tax amount	818	252	34
Net unrealized gains (losses), Net-of-tax amount	602	(59)	776
Pension related adjustment, Net-of-tax amount	(6,328)	(121)	1,566
Total other comprehensive income (loss)	¥ (4,304)	¥ (3,411)	¥ (272)